Description Of Business And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 01, 2008	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Property, Plant and Equipment [Line Items]
Controlling interest of the authorized membership interests of Centric Solutions LLC	70.00%
Shipping and handling costs		$ 2,600,000	$ 2,200,000	$ 1,800,000
Research and development costs		1,300,000	1,100,000	1,000,000
Advertising costs		$ 741,000	$ 570,000	$ 533,000
Likely percentage tax position will be realized in order to be recognized		50.00%
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		30 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		39 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		3 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		7 years
Machinery And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		3 years
Machinery And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		7 years
Furniture And Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		3 years
Furniture And Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives		7 years